SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
32.	SUBSEQUENT EVENTS

Pursuant to the issue of bonds as stated in Note 26, the second lot of bonds of $1,700,000 were issued on October 1, 2013. On October 2, 2013, the Company announced to apply to have its equity shares listed on the NASDAQ Capital Market. On October 4, 2013, the Company filed an amendment to its articles of incorporation to increase its authorized shares of common stock from 130,000,000 to 170,000,000.

36.     SUBSEQUENT EVENTS

(i)	On March 27, 2013, 3,000,000 shares of Series B convertible preferred stock were cancelled. As result, total issued and outstanding preferred stock as of that date is 7,000,100 shares.

(ii)
On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stocks of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.

(iii)
The shareholders of the Company voted to increase the authorized shares of common stock to 130,000,000 on December 5, 2012. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on January 24, 2013.